NXQ
Nuveen Select Tax-Free Income Portfolio 2
Portfolio of Investments    June 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 97.8%
	MUNICIPAL BONDS – 97.3%
	Alaska – 0.4%
$1,000	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 5.000%, 6/01/32	7/20 at 100.00	B3	$1,000,200
	Arizona – 5.1%
1,015	Arizona Board of Regents, Arizona State University System Revenue Bonds, Series 2020B, 4.000%, 7/01/47	7/30 at 100.00	AA	1,192,087
2,500	Arizona Health Facilities Authority, Hospital Revenue Bonds, Catholic Healthcare West, Series 2011B-1&2, 5.250%, 3/01/39	3/21 at 100.00	BBB+	2,544,625
95	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Paradise Schools Projects, Series 2016, 2.875%, 7/01/21, 144A	No Opt. Call	BB+	94,875
1,000	Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health, Refunding Series 2016A, 5.000%, 1/01/38	1/27 at 100.00	AA-	1,173,160
1,950	McAllister Academic Village LLC, Arizona, Revenue Bonds, Arizona State University Hassayampa Academic Village Project, Refunding Series 2016, 5.000%, 7/01/37	7/26 at 100.00	AA-	2,322,528
1,250	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Junior Lien Series 2015A, 5.000%, 7/01/34	7/25 at 100.00	A+	1,442,088
1,160	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Rowan University Project, Series 2012, 5.000%, 6/01/42	6/22 at 100.00	A	1,205,913
600	Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Electric Power Company, Series 2010A, 5.250%, 10/01/40	10/20 at 100.00	A-	604,770
2,250	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007, 5.000%, 12/01/37	No Opt. Call	A3	2,987,662
215	Sedona Wastewater Municipal Property Corporation (Arizona), Excise Tax Revenue Bonds, Series 1998, 0.000%, 7/01/20 – NPFG Insured	No Opt. Call	Baa2	215,000
12,035	Total Arizona			13,782,708
	California – 15.3%
11,000	Alhambra Unified School District, Los Angeles County, California, General Obligation Bonds, Capital Appreciation Series 2009B, 0.000%, 8/01/41 – AGC Insured	No Opt. Call	AA	6,401,120
45	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2020A, 4.000%, 6/01/49	6/30 at 100.00	BBB+	49,278
2,440	Eureka Unified School District, Humboldt County, California, General Obligation Bonds, Series 2002, 0.000%, 8/01/27 – AGM Insured	No Opt. Call	AA	2,212,982
3,290	Folsom Cordova Unified School District, Sacramento County, California, General Obligation Bonds, School Facilities Improvement District 4, Series 2007A, 0.000%, 10/01/24 – NPFG Insured	No Opt. Call	AA-	3,190,938
3,030	Grossmont Union High School District, San Diego County, California, General Obligation Bonds, Series 2006, 0.000%, 8/01/25 – NPFG Insured	No Opt. Call	Aa2	2,889,953

NXQ	Nuveen Select Tax-Free Income Portfolio 2 (continued)
Portfolio of Investments June 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$1,495	Huntington Beach Union High School District, Orange County, California, General Obligation Bonds, Series 2007, 0.000%, 8/01/33 – FGIC Insured	No Opt. Call	Aa2	$1,131,715
1,160	Mount San Antonio Community College District, Los Angeles County, California, General Obligation Bonds, Election of 2008, Series 2013A, 0.000%, 8/01/43 (4)	8/35 at 100.00	Aa1	1,234,391
450	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009C, 6.500%, 11/01/39	No Opt. Call	A	707,162
1,195	Palmdale School District, Los Angeles County, California, General Obligation Bonds, Series 2003, 0.000%, 8/01/28 – AGM Insured	No Opt. Call	AA	1,078,523
4,620	Palomar Pomerado Health, California, General Obligation Bonds, Capital Appreciation, Election of 2004, Series 2007A, 0.000%, 8/01/24 – NPFG Insured	No Opt. Call	A2	4,420,416
4,400	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community Development Project, Series 1999, 0.000%, 8/01/29 – AMBAC Insured	No Opt. Call	AA-	3,779,776
2,500	Placentia-Yorba Linda Unified School District, Orange County, California, Certificates of Participation, Series 2006, 0.000%, 10/01/34 – FGIC Insured (ETM)	No Opt. Call	A+ (5)	1,969,800
2,755	Sacramento City Unified School District, Sacramento County, California, General Obligation Bonds, Series 2007, 0.000%, 7/01/25 – AGM Insured	No Opt. Call	A2	2,592,152
1,395	San Diego Association of Governments, California, South Bay Expressway Toll Revenue Bonds, First Senior Lien Series 2017A, 5.000%, 7/01/42	7/27 at 100.00	A	1,610,695
935	San Diego County Regional Airport Authority, California, Airport Revenue Bonds, Subordinate Series 2019B, 5.000%, 7/01/39 (AMT)	7/29 at 100.00	A+	1,140,981
6,025	Simi Valley Unified School District, Ventura County, California, General Obligation Bonds, Series 2007C, 0.000%, 8/01/30	No Opt. Call	AA	5,150,712
2,080	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed Bonds, Series 2005A-1, 5.500%, 6/01/45	7/20 at 100.00	B-	2,080,458
48,815	Total California			41,641,052
	Colorado – 7.9%
540	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-2, 4.000%, 8/01/49	8/29 at 100.00	BBB+	579,668
1,580	Colorado School of Mines Board of Trustees, Golden, Colorado, Institutional Enterprise Revenue Bonds, Series 2017B, 5.000%, 12/01/47	12/27 at 100.00	A+	1,835,644
445	Colorado State, Certificates of Participation, Rural Series 2020A, 4.000%, 12/15/38	12/30 at 100.00	Aa2	537,035
1,935	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013B, 5.000%, 11/15/43	11/23 at 100.00	A+	2,121,534
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
5,140	0.000%, 9/01/24 – NPFG Insured	No Opt. Call	A	4,946,582
8,100	0.000%, 9/01/29 – NPFG Insured	No Opt. Call	A	7,014,114
4,475	0.000%, 9/01/33 – NPFG Insured	No Opt. Call	A	3,406,728
715	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2020A, 5.000%, 9/01/36	9/30 at 100.00	A	932,353
22,930	Total Colorado			21,373,658
	Connecticut – 3.2%
705	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale-New Haven Health Issue, Series 2014D, 1.800%, 7/01/49 (Mandatory Put 7/01/24)	1/24 at 100.00	AA-	731,607

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Connecticut (continued)
$2,600	Connecticut State, General Obligation Bonds, Green Series 2014G, 5.000%, 11/15/31	11/24 at 100.00	A1	$2,998,554
1,000	Connecticut State, General Obligation Bonds, Refunding Series 2012E, 5.000%, 9/15/32	9/22 at 100.00	A1	1,076,630
1,000	Connecticut State, General Obligation Bonds, Refunding Series 2018C, 5.000%, 6/15/26	No Opt. Call	A1	1,225,820
2,490	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes Series 2013A, 5.000%, 10/01/33	10/23 at 100.00	A+	2,791,713
7,795	Total Connecticut			8,824,324
	District of Columbia – 0.3%
600	Washington Metropolitan Area Transit Authority, District of Columbia, Dedicated Revenue Bonds, Series 2020A, 4.000%, 7/15/45	7/30 at 100.00	AA	702,714
	Florida – 3.4%
1,040	Broward County, Florida, Airport System Revenue Bonds, Series 2017, 5.000%, 10/01/47 (AMT)	10/27 at 100.00	A+	1,203,540
1,155	Greater Orlando Aviation Authority, Florida, Orlando Airport Facilities Revenue Bonds, Priority Subordinated Series 2017, 5.000%, 10/01/47 (AMT)	10/27 at 100.00	A+	1,343,253
1,500	Lakeland, Florida, Hospital System Revenue Bonds, Lakeland Regional Health, Series 2015, 5.000%, 11/15/45	11/24 at 100.00	A2	1,668,465
2,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series 2019A, 5.000%, 10/01/49 (AMT)	10/29 at 100.00	A	2,376,020
2,000	Miami-Dade County, Florida, General Obligation Bonds, Build Better Communities Program, Series 2013A, 5.000%, 7/01/30	7/25 at 100.00	AA	2,430,060
205	Tampa, Florida, Revenue Bonds, H Lee Moffitt Cancer Center and Research Institute, Series 2020B, 4.000%, 7/01/45	7/30 at 100.00	A2	226,722
7,900	Total Florida			9,248,060
	Georgia – 0.5%
1,330	Brookhaven Development Authority, Georgia, Revenue Bonds, Children's Healthcare of Atlanta, Inc Project, Series 2019A, 4.000%, 7/01/44	7/29 at 100.00	AA+	1,503,086
	Guam – 2.4%
3,000	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D, 5.000%, 11/15/39	11/25 at 100.00	BB	3,230,490
1,675	Government of Guam, Hotel Occupancy Tax Revenue Bonds, Series 2011A, 6.000%, 11/01/26	5/21 at 100.00	BB	1,693,006
1,460	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2016, 5.000%, 1/01/46	7/26 at 100.00	A-	1,638,295
6,135	Total Guam			6,561,791
	Idaho – 1.6%
4,000	Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's Health System Project, Series 2014A, 5.000%, 3/01/44	3/24 at 100.00	A-	4,363,680
	Illinois – 9.5%
1,615	Board of Trustees of Southern Illinois University, Housing and Auxiliary Facilities System Revenue Bonds, Series 1999A, 0.000%, 4/01/23 – NPFG Insured	No Opt. Call	Baa2	1,505,858

NXQ	Nuveen Select Tax-Free Income Portfolio 2 (continued)
Portfolio of Investments June 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$750	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2016, 6.000%, 4/01/46	4/27 at 100.00	A	$846,390
735	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues Series 2011A, 5.000%, 12/01/41	12/21 at 100.00	BB	741,446
760	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017C, 5.000%, 12/01/30	12/27 at 100.00	BB	825,489
365	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2016B, 6.500%, 12/01/46	12/26 at 100.00	BB	418,038
2,245	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial HealthCare, Series 2013, 5.000%, 8/15/43	8/22 at 100.00	AA+	2,383,898
2,070	Illinois State, General Obligation Bonds, Refunding September Series 2018B, 5.000%, 10/01/23	No Opt. Call	BBB-	2,194,138
2,500	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2019A, 4.000%, 1/01/39	7/29 at 100.00	AA-	2,826,300
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A:
6,350	0.000%, 12/15/31 – NPFG Insured	No Opt. Call	BBB	4,191,000
1,350	0.000%, 6/15/35 – NPFG Insured	No Opt. Call	BBB	748,899
5,000	0.000%, 12/15/36 – NPFG Insured	No Opt. Call	BBB	2,581,500
9,370	0.000%, 6/15/39 – NPFG Insured	No Opt. Call	BBB	4,264,662
1,825	Springfield, Illinois, Electric Revenue Bonds, Senior Lien Series 2015, 5.000%, 3/01/28	3/25 at 100.00	A	2,157,625
34,935	Total Illinois			25,685,243
	Indiana – 2.4%
1,600	Indiana Bond Bank, Special Program Bonds, Carmel Junior Waterworks Project, Series 2008B, 0.000%, 6/01/30 – AGM Insured	No Opt. Call	AA	1,321,568
2,040	Indiana Finance Authority, Hospital Revenue Bonds, Indiana Unversity Health Obligation Group, Refunding 2015A, 5.000%, 12/01/40	6/25 at 100.00	AA	2,281,556
2,500	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2015A, 5.000%, 10/01/45	10/24 at 100.00	AA	2,859,550
6,140	Total Indiana			6,462,674
	Iowa – 1.6%
710	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2016, 5.875%, 12/01/26, 144A	7/20 at 104.00	BB-	738,996
830	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2018B, 5.250%, 12/01/50 (Mandatory Put 12/01/37)	12/22 at 105.00	BB-	866,180
1,645	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C, 5.375%, 6/01/38	7/20 at 100.00	B-	1,668,918
1,000	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B, 5.600%, 6/01/34	7/20 at 100.00	B-	1,014,540
4,185	Total Iowa			4,288,634
	Kentucky – 1.2%
2,500	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Baptist Healthcare System Obligated Group, Series 2011, 5.250%, 8/15/46	8/21 at 100.00	A	2,556,275

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Kentucky (continued)
$805	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds, Downtown Crossing Project, Convertible Capital Appreciation Series 2013C, 0.000%, 7/01/43 (4)	7/31 at 100.00	Baa3	$798,713
3,305	Total Kentucky			3,354,988
	Louisiana – 0.8%
1,870	Jefferson Sales Tax District, Jefferson Parish, Louisiana, Special Sales Tax Revenue Bonds, Series 2017B, 5.000%, 12/01/42 – AGM Insured	12/27 at 100.00	AA	2,223,150
	Maryland – 0.4%
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins Health System Obligated Group Issue, Series 2012B, 5.000%, 7/01/27 (Pre-refunded 7/01/22)	7/22 at 100.00	Aa2 (5)	1,089,950
	Massachusetts – 5.7%
2,200	Massachusetts Bay Transportation Authority, Assessment Bonds, Series 2012A, 5.000%, 7/01/41	7/22 at 100.00	AAA	2,380,752
2,000	Massachusetts Development Finance Agency, Revenue Bonds, CareGroup Issue, Series 2018J-2, 5.000%, 7/01/43	7/28 at 100.00	A	2,352,700
1,675	Massachusetts Development Finance Agency, Revenue Bonds, Olin College, Series 2013E, 5.000%, 11/01/43	11/23 at 100.00	A+	1,836,051
2,250	Massachusetts Development Finance Agency, Revenue Bonds, Partners HealthCare System, Series 2014M-4, 5.000%, 7/01/44 (Pre-refunded 7/01/23)	7/23 at 100.00	AA- (5)	2,561,670
400	Massachusetts Development Finance Agency, Revenue Bonds, UMass Memorial Health Care Obligated Group Issue, Series 2017L, 3.625%, 7/01/37	7/27 at 100.00	A-	409,772
2,100	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Subordinated Series 2019A, 5.000%, 2/15/49	2/26 at 100.00	AA+	2,472,498
2,115	Massachusetts State, Federal Highway Grant Anticipation Notes, Accelerated Bridge Program, Series 2017A, 5.000%, 6/01/42	6/27 at 100.00	AA+	2,576,282
730	Massachusetts Water Resources Authority, General Revenue Bonds, Refunding Series 2011C, 5.250%, 8/01/42 (Pre-refunded 8/01/21)	8/21 at 100.00	AA+ (5)	769,442
13,470	Total Massachusetts			15,359,167
	Michigan – 1.2%
355	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds, Refunding Senior Lien Series 2012A, 5.250%, 7/01/39 (Pre-refunded 7/01/22)	7/22 at 100.00	AA- (5)	389,815
385	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2015-I, 5.000%, 4/15/38	10/25 at 100.00	Aa2	457,977
2,000	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2016-I, 5.000%, 4/15/35	10/26 at 100.00	Aa2	2,427,420
2,740	Total Michigan			3,275,212
	Nebraska – 0.7%
545	Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue Bonds, Nebraska Methodist Health System, Refunding Series 2015, 4.125%, 11/01/36	11/25 at 100.00	A	589,401
305	Madison County Hospital Authority 1, Nebraska, Hospital Revenue Bonds, Faith Regional Health Services Project, Series 2018, 5.000%, 7/01/27	7/25 at 100.00	BBB	351,131

NXQ	Nuveen Select Tax-Free Income Portfolio 2 (continued)
Portfolio of Investments June 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Nebraska (continued)
$1,000	Nebraska Public Power District, General Revenue Bonds, Series 2015A-2, 5.000%, 1/01/40	1/22 at 100.00	A+	$1,055,680
1,850	Total Nebraska			1,996,212
	Nevada – 1.7%
990	Carson City, Nevada, Hospital Revenue Bonds, Carson Tahoe Regional Healthcare Project, Series 2017A, 5.000%, 9/01/37	9/27 at 100.00	A-	1,129,164
3,000	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Refunding Series 2015, 5.000%, 6/01/34	12/24 at 100.00	AA+	3,496,050
3,990	Total Nevada			4,625,214
	New Jersey – 2.5%
2,000	New Jersey Economic Development Authority, School Facilities Construction Bonds, Refunding Series 2016BBB, 5.500%, 6/15/31	12/26 at 100.00	BBB+	2,289,780
2,165	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Refunding Series 2011GG, 5.000%, 9/01/22	3/21 at 100.00	BBB+	2,210,465
2,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2015AA, 5.250%, 6/15/29	6/25 at 100.00	BBB+	2,222,380
6,165	Total New Jersey			6,722,625
	New Mexico – 1.1%
1,000	Albuquerque, New Mexico, Refuse Removal and Disposal Revenue Bonds, Series 2020, 4.000%, 7/01/43	7/30 at 100.00	AA	1,173,620
800	New Mexico Hospital Equipment Loan Council, First Mortgage Revenue Bonds, Haverland Carter Lifestyle Group, Series 2013, 5.000%, 7/01/42	7/22 at 100.00	BBB-	801,200
1,000	New Mexico Mortgage Finance Authority, Multifamily Housing Revenue Bonds, St Anthony, Series 2007A, 5.250%, 9/01/42 (AMT)	7/20 at 100.00	N/R	1,001,880
2,800	Total New Mexico			2,976,700
	New York – 1.7%
	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series 2011A:
25	5.250%, 2/15/47 (Pre-refunded 2/15/21)	2/21 at 100.00	Aa2 (5)	25,778
475	5.250%, 2/15/47	2/21 at 100.00	Aa2	487,820
1,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Climate Bond Certified Series 2019A-1, 5.000%, 11/15/48 (Mandatory Put 11/15/24)	No Opt. Call	A+	1,098,490
1,250	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Series 2012F, 5.000%, 11/15/26	11/22 at 100.00	A+	1,312,863
1,135	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC Project, Eigth Series 2010, 6.000%, 12/01/42	12/20 at 100.00	Baa1	1,144,091
500	TSASC Inc, New York, Tobacco Settlement Asset-Backed Bonds, Fiscal 2017 Series B, 5.000%, 6/01/24	No Opt. Call	B-	508,985
4,385	Total New York			4,578,027
	Ohio – 0.7%
330	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1, 4.000%, 6/01/48	6/30 at 100.00	BBB+	357,228

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$315	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020B-2 Class 2, 5.000%, 6/01/55	6/30 at 100.00	N/R	$332,212
1,105	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Project, Junior Lien Series 2013A-1, 5.000%, 2/15/48 (Pre-refunded 2/15/23)	2/23 at 100.00	Aa3 (5)	1,239,169
1,000	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generating Corporation Project, Refunding Series 2005B, 4.000%, 1/01/34 (6)	No Opt. Call	N/R	5,000
2,750	Total Ohio			1,933,609
	Oklahoma – 0.2%
450	Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Series 2018B, 5.000%, 8/15/38	8/28 at 100.00	Baa3	515,592
	Oregon – 1.4%
915	Beaverton School District 48J, Washington and Multnomah Counties, Oregon, General Obligation Bonds, Convertible Deferred Interest Series 2017D, 5.000%, 6/15/36	6/27 at 100.00	AA+	1,138,223
605	Beaverton, Oregon, Special Revenue Bonds, Series 2020A, 4.000%, 6/01/37	6/30 at 100.00	Aa3	718,795
60	Clackamas Community College District, Oregon, General Obligation Bonds, Deferred Interest Series 2017A, 5.000%, 6/15/40 (4)	6/27 at 100.00	Aa1	72,843
500	Lake Oswego, Oregon, General Obligation Bonds, Series 2013, 5.000%, 6/01/26	6/23 at 100.00	AAA	566,560
1,090	Oregon Facilities Authority, Revenue Bonds, Reed College, Series 2017A, 4.000%, 7/01/41	7/27 at 100.00	Aa2	1,244,486
3,170	Total Oregon			3,740,907
	Pennsylvania – 3.0%
1,255	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2013, 5.000%, 1/01/37	1/24 at 100.00	A+	1,389,837
1,500	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, State System of Higher Education, Refunding Series 2016AT-1, 5.000%, 6/15/31	6/26 at 100.00	Aa3	1,786,320
	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Subordinate Special Revenue Bonds, Series 2010B-2:
555	5.000%, 12/01/30 (Pre-refunded 12/01/20)	12/20 at 100.00	N/R (5)	565,945
300	5.000%, 12/01/30 (Pre-refunded 12/01/20)	12/20 at 100.00	N/R (5)	305,916
645	5.000%, 12/01/30 (Pre-refunded 12/01/20)	12/20 at 100.00	A2 (5)	657,719
2,970	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 2015A, 5.000%, 7/01/40	7/24 at 100.00	A+	3,377,128
7,225	Total Pennsylvania			8,082,865
	Puerto Rico – 1.2%
1,035	Puerto Rico Housing Finance Authority, Capital Fund Program Revenue Bonds, Series 2003, 5.000%, 12/01/20	7/20 at 100.00	AA-	1,042,628
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
1,000	4.750%, 7/01/53	7/28 at 100.00	N/R	1,030,160
1,080	5.000%, 7/01/58	7/28 at 100.00	N/R	1,131,894
3,115	Total Puerto Rico			3,204,682

NXQ	Nuveen Select Tax-Free Income Portfolio 2 (continued)
Portfolio of Investments June 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	South Carolina – 0.6%
$1,500	Richland County School District 2, South Carolina, General Obligation Bonds, Refunding Series 2012B, 3.050%, 5/01/27	5/23 at 100.00	Aa1	$1,585,740
	South Dakota – 0.2%
600	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Series 2015, 5.000%, 11/01/35	11/25 at 100.00	A+	687,912
	Texas – 10.2%
1,880	Alamo Regional Mobility Authority, Texas, Vehicle Registration Fee Revenue Bonds, Senior Lien Series 2016, 5.000%, 6/15/46	6/25 at 100.00	AA+	2,185,218
250	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011, 6.000%, 1/01/41 (Pre-refunded 1/01/21)	1/21 at 100.00	A- (5)	257,202
240	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2015A, 5.000%, 1/01/35	7/25 at 100.00	A-	264,310
5,560	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Frst Tier Series 2013A, 5.500%, 4/01/53 (Pre-refunded 10/01/23)	10/23 at 100.00	A+ (5)	6,483,683
1,160	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Houston Methodist Hospital System, Series 2015, 5.000%, 12/01/45	6/25 at 100.00	AA	1,338,269
1,250	Harris County Flood Control District, Texas, Contract Tax Bonds, Refunding Series 2017A, 4.000%, 10/01/35	10/27 at 100.00	AAA	1,467,900
	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H:
110	0.000%, 11/15/24 – NPFG Insured (ETM)	No Opt. Call	Baa2 (5)	106,506
520	0.000%, 11/15/24 – NPFG Insured	No Opt. Call	Baa2	470,080
12,480	0.000%, 11/15/41 – NPFG Insured	11/31 at 53.78	Baa2	4,446,998
575	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Project, Series 2001B, 0.000%, 9/01/24 – AMBAC Insured	No Opt. Call	A	542,926
2,255	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds, Southwest Airlines Company, Series 2010, 5.250%, 11/01/40	11/20 at 100.00	Baa1	2,267,899
155	Mission Economic Development Corporation, Texas, Revenue Bonds, Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31, 144A (AMT)	10/21 at 105.00	BB-	162,834
1,025	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2015B, 5.000%, 1/01/40	1/23 at 100.00	A+	1,100,235
200	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Scott & White Healthcare Project, Series 2016A, 4.000%, 11/15/42	5/26 at 100.00	AA-	217,056
5,000	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series 2012, 5.000%, 12/15/26	12/22 at 100.00	A3	5,371,450
2,000	Wylie Independent School District, Collin County, Texas, General Obligation Bonds, School Building Series 2010, 0.000%, 8/15/31	8/20 at 56.85	AAA	1,136,620
34,660	Total Texas			27,819,186
	Virginia – 2.0%
985	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects, Refunding & Subordinate Lien Series 2019B, 4.000%, 10/01/44	10/29 at 100.00	A-	1,069,769

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Virginia (continued)
$1,500	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects, Second Senior Lien Series 2009C, 6.500%, 10/01/41 – AGC Insured	10/26 at 100.00	AA	$1,852,875
	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012:
1,000	5.250%, 1/01/32 (AMT)	7/22 at 100.00	BBB	1,053,030
410	6.000%, 1/01/37 (AMT)	7/22 at 100.00	BBB	435,420
1,010	5.500%, 1/01/42 (AMT)	7/22 at 100.00	BBB	1,058,147
4,905	Total Virginia			5,469,241
	Washington – 4.8%
395	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2019, 5.000%, 4/01/44 (AMT)	4/29 at 100.00	AA-	467,190
860	Snohomish County School District 306 Lakewood, Washington, General Obligation Bonds, Series 2014, 5.000%, 12/01/28	6/24 at 100.00	Aaa	1,011,257
4,000	Washington Health Care Facilities Authority, Revenue Bonds, Catholic Health Initiative, Series 2013A, 5.750%, 1/01/45	1/23 at 100.00	BBB+	4,414,480
990	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research Center, Series 2011A, 5.625%, 1/01/35 (Pre-refunded 1/01/21)	1/21 at 100.00	A+ (5)	1,016,275
1,500	Washington State Convention Center Public Facilities District, Lodging Tax Revenue Bonds, Series 2018, 5.000%, 7/01/58	7/28 at 100.00	A1	1,644,570
1,130	Washington State, General Obligation Bonds, Various Purpose Series 2015B, 5.000%, 2/01/37	2/25 at 100.00	Aaa	1,317,343
2,535	Washington State, General Obligation Bonds, Various Purpose Series 2017A, 5.000%, 8/01/38	8/26 at 100.00	Aaa	3,060,936
11,410	Total Washington			12,932,051
	Wisconsin – 2.4%
1,645	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance, Inc, Series 2012, 5.000%, 6/01/39	6/22 at 100.00	A3	1,723,401
2,000	Wisconsin Health and Educational Facilities Authority, Revenus Bonds, Gundersen Lutheran, Series 2011A, 5.250%, 10/15/39	10/21 at 100.00	AA-	2,080,820
2,355	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Medical College of Wisconsin, Inc, Series 2016, 5.000%, 12/01/41	11/26 at 100.00	AA-	2,786,200
6,000	Total Wisconsin			6,590,421
$275,160	Total Municipal Bonds (cost $232,055,099)			264,201,275

Shares	Description (1)	Value
	COMMON STOCKS – 0.5%
	Electric Utilities – 0.5%
32,091	Energy Harbor Corp (7), (8), (9)	$1,235,503
	Total Common Stocks (cost $851,221)	1,235,503
	Total Long-Term Investments (cost $232,906,320)	265,436,778

NXQ	Nuveen Select Tax-Free Income Portfolio 2 (continued)
Portfolio of Investments June 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 0.4%
	MUNICIPAL BONDS – 0.4%
	Florida – 0.4%
$1,345	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project, Variable Rate Demand Obligations, Series 2019A, 6.250%, 1/01/49 (AMT) (Mandatory Put 1/01/24), 144A (10)	9/20 at 104.00	N/R	$1,198,718
$1,345	Total Short-Term Investments (cost $1,345,000)			1,198,718
	Total Investments (cost $234,251,320) – 98.2%			266,635,496
	Other Assets Less Liabilities – 1.8%			4,926,793
	Net Assets Applicable to Common Shares – 100%			$271,562,289
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$264,201,275	$ —	$264,201,275
Common Stocks	—	1,235,503	—	1,235,503
Short-Term Investments:
Municipal Bonds	—	1,198,718	—	1,198,718
Total	$ —	$266,635,496	$ —	$266,635,496

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(7)	Common Stock received as part of the bankruptcy settlement for Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2005B, 0.000%, 1/01/34.
(8)	For fair value measurement disclosure purposes, investment classified as Level 2.
(9)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(10)	Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity